Note 20	6 Months Ended
Jun. 30, 2023
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Disclosure of non current assets and liabilities and disposal groups classified as held for sale [Text Block]	Non-current assets and disposal groups classified as held for sale and liabilities included in disposal groups classified as held for sale
The composition of the balance under the heading “Non-current assets and disposal groups classified as held for sale and liabilities included in disposal groups classified as held for sale” in the condensed consolidated balance sheets, broken down by the origin of the assets, is as follows:

Non-current assets and disposal groups classified as held for sale and liabilities included in disposal groups classified as held for sale. Breakdown by items (Millions of Euros)
	June 2023	December 2022
ASSETS
Foreclosures and recoveries	993	1,070
Other assets from tangible assets	1,037	1,063
Companies held for sale	46	40
Other assets classified as held for sale	—	—
Accrued amortization	(89)	(93)
Impairment losses	(1,020)	(1,057)
Total	966	1,022
LIABILITIES
Companies held for sale	—	—
Total	—	—